Subsequent Events	12 Months Ended
Dec. 31, 2023
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 15 - SUBSEQUENT EVENTS

A.	Execution of Credit Facility Agreement and Issuance of Facility Warrant

On January 9, 2024, the Company entered into the Facility Agreement for a $6,000 credit facility (the “Credit Facility”) and an additional amount up to $3,000, subject to certain conditions (the “Additional Loans”) with a global investment firm (the “Lender”).

The Credit Facility, which has an initial term of 10 months, accrues interest at a rate of 8% per annum, and the first payment of $1,500 was drawn down upon execution of the Facility Agreement and the remaining amount may be drawn down in eight equal installments as of March 7, 2024. As detailed below, the Facility Agreement terminated on March 1, 2024.

After the Credit Facility is exhausted, the Company may draw down the Additional Loans in an aggregate amount up to $3,000. The Additional Loans include two initial installments of up to $750, and two additional installments of up to $750, the latter of which are subject to certain conditions. The Additional Loans will accrue interest at a rate of 12% per annum.

In the event that the Company enters into an alternate credit facility on more favorable terms, the Lender’s funding obligations under the Credit Facility shall decrease with respect to the amount actually received by the Company under such alternate credit facility. The Lender’s financing obligations shall terminate in the event the Company draws down $7,500 or more pursuant to an alternate credit facility or closes one or more equity financing transaction in an aggregate amount of at least $5,000. As of March 1, 2024, in connection with the January 2024 Private Placement, the Company has received aggregate gross proceeds of more than $5,000 from the purchase of Units and exercise of warrants (see Note 15C below), and accordingly the Lender’s financing obligations have been terminated.

Until the Company closes one or more equity financing transactions in an aggregate amount of at least $5,000 (including the conversion of the Credit Facility), it has the right to convert an amount of up to $1,500 out of the outstanding loan (including accrued interest) into ordinary shares of the Company, in connection with and in the framework of a financing transaction of the Company on the date that follows the date upon which the Company notifies the Lender of such financing transaction, which conversion will occur upon the same terms. In connection with the January 2024 Private Placement, the Company has converted $500of the outstanding loan and issued to the Lender the Facility Conversion Pre-Funded Warrant and the Facility Conversion Common Warrant (see Note 15C below).

In addition, the loan, together with accrued interest, must be repaid at a rate of 30% of the gross proceeds of any equity financing transactions consummated by the Company during the term of the Credit Facility, which meet a minimum threshold aggregate amount (initially, $5,000 and increasing by an additional $500 for each month during the term) until the loan is repaid in full. The repayment of the Credit Facility shall be on the last day of each calendar month during which the sources for repayment specified above were actually received by the Company. The loan may be prepaid early without any penalty.

As part of the Facility Agreement, the Company issued a warrant (the “Facility Warrant”) to the Lender to purchase 2,419,354 ordinary shares of the Company representing an aggregate exercise amount of $7,500, with a per share exercise price of $3.10, subject to certain adjustments and certain anti-dilution protection, representing a 150% premium of the closing share price of the Company’s ordinary shares on January 5, 2024. The Facility Warrant was exercisable upon issuance and has a term of 5 years from the date of issuance. The January 2024 Private Placement detailed in Note 15C below, triggered an anti-dilution protection and accordingly the exercise price of the Facility Warrant was adjusted to $0.408 and the amount of ordinary shares issuable upon the exercise of the Facility Warrant was adjusted to 18,382,353 shares. As of the date of these financial statements, 920,000 January 2024 Facility Warrants have been exercised resulting in gross proceeds of approximately $375 to the Company.

B.	A Leading US-Based Rail & Leasing Services Company Orders Rail Vision Switch Yard Systems Valued at Up to $5 Million

On January 17, 2024 a leading US-based rail and leasing services company signed a supply contract with the Company for the purchase of the Company’s Switch Yard Systems.

The first phase of the contract is valued at $1,000. Follow-on orders for additional Switch Yard Systems, valued at up to $4,000, are subject to customer approval. The contract also includes specific purchase quotas that, if met, provide the customer with exclusivity in the North American industrial railyards switching segment.

C.	On January 18, 2024, the Company entered into a binding term sheet directly with a global investment firm (the “Lead Investor”) for the purchase and sale in the January 2024 Private Placement of units (the “Units”) consisting of (i) one ordinary share of the Company and (ii) one and a half warrants to purchase ordinary shares of the Company to the Lead Investor and other investors (collectively, the “Investors”) of a minimum of $2,500 of Units and up to a maximum of $3,000 of Units. The January 2024 Private Placement closed on January 31, 2024 following the execution of definitive documentation between the Company and the Investors..

On January 30, 2024, the Company entered into the definitive securities purchase agreement with the Investors for the purchase and sale of Units consisting of (A) (i) 1,651,458 of the Company’s ordinary shares, and/or (ii) pre-funded warrants (the “PIPE Pre-Funded Warrants”) to purchase up to 1,394,999 ordinary shares and (B) common warrants (the “PIPE Common Warrants”) to purchase up to 4,569,688 ordinary shares. The purchase price per Unit is $0.98475.

The PIPE Pre-Funded Warrants are immediately exercisable at an exercise price of $0.0001 per ordinary share, subject to certain adjustments and certain anti-dilution protection set forth therein, and will not expire until exercised in full. The PIPE Common Warrants are exercisable upon issuance at an exercise price of $0.98475 per ordinary share, subject to certain adjustments and certain anti-dilution protection set forth therein, and will have a 5.5-year term from the issuance date.

The aggregate gross proceeds to the Company from the January 2024 Private Placement was approximately $3,000 ($3,500 including the $500 converted as detailed below)..

In connection with the closing of the Private Placement, the Company exercised its conversion right pursuant to the Credit Facility to convert $500of the outstanding loan that was extended to the Company by the Lender of the Credit Facility. Following such conversion, the Company issued to the Lender (i) a pre-funded warrant (the “Facility Conversion Pre-Funded Warrant”) to purchase up to 507,743 ordinary shares and (ii) a common warrant (the “Facility Conversion Common Warrant”) to purchase up to 761,615 ordinary shares. The Facility Conversion Pre-Funded Warrant and the Facility Conversion Common Warrant are in substantially the same form and on substantially the same terms as the PIPE Pre-Funded Warrant and PIPE Common Warrant, respectively.

As of the date of these financial statements 1,394,999 January 2024 PIPE Pre-Funded Warrants, 507,743 Facility Conversion Pre-Funded Warrant, 761,615 Facility Conversion Common Warrant and 4,269,688 January 2024 PIPE Warrants have been exercised resulting in gross proceeds of approximately $4,955 to the Company.

D.	On February 21, 2024, the Company convened an extraordinary general meeting of shareholders (the “Meeting”). At the Meeting, the shareholders of the Company approved (i) the cancelation of the nominal value of the Company’s registered and issued share capital; (ii) an increase of the Company’s registered share capital from 12,500,000 ordinary shares to 100,000,000 ordinary shares; and to amend the Company’s Amended and Restated Articles of Association accordingly.

E.	In January 2024, investors from the May 2023 private placement (see Note 9B(6) above) exercised 493,424 warrants to purchase ordinary shares on a cashless basis. As a result of the cashless exercises, the Company issued 181,002 ordinary shares to such investors.